Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

Finance Lease Obligations – Related Party

During the nine months ended September 30, 2020, the Company entered into one related party finance lease obligations. See Note 5 for details.

Nexxis Capital LLC

Charles Piluso and Harold Schwartz collectively own 100% of Nexxis Capital LLC (“Nexxis Capital”). Nexxis Capital was formed to purchase equipment and provide leases to Nexxis Inc.’s customers.

The Company did not receive any funds from Nexxis Capital during the nine months ended September 30, 2020 and December 31, 2020.

Note 11 – Related Party Transactions

Finance Lease Obligations – Related Party

During the years ended December 31, 2019 and 2018 the Company entered into three different related party finance lease obligations. See Note 5 for details.

Nexxis Capital

Charles Piluso and Harold Schwartz collectively own 100% of Nexxis Capital LLC (“Nexxis Capital”). Nexxis Capital was formed to purchase equipment and provide leases to Nexxis Inc.’s customers.

The Company received funds of $12,794 during the year-ended December 31, 2019.